REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables presents the disaggregation of revenue by reportable segment and type of service (in thousands):
	Year Ended December 31, 2021
	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Net revenue:
Customer acquisition	$244,942	$224,158	$ —	$(59,650)	$409,450
Managed services	8,845	—	6,471	—	15,316
Software services	—	—	3,169	—	3,169
Total Net revenue	$253,787	$224,158	$9,640	$(59,650)	$427,935
	Year Ended December 31, 2020
	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Net revenue:
Customer acquisition	179,682	155,999	—	(30,051)	305,630
Managed services	17,869	—	6,139	—	24,008
Software services	—	—	3,218	—	3,218
Total Net revenue	$197,551	$155,999	$9,357	$(30,051)	$332,856